Goodwill & Intangible Assets	6 Months Ended
Jun. 30, 2023
Goodwill & Intangible Assets [Abstract]
GOODWILL & INTANGIBLE ASSETS

NOTE 4 - GOODWILL & INTANGIBLE ASSETS:

Six months ended June 30, 2023

CyberKick

During the six months ended June 30, 2023, the Company identified triggering events for potential impairment in its CyberKick cash-generating unit.

The triggering events include a material decrease in the forecasted operations results of CyberKick’s distribution of third-party developers’ products activity, as a result of the suspension of activity by a major customer, as well as a decrease in the forecasted operations results of its own developed products activity. Accordingly, the Company performed impairment tests for the intangible assets that constitute CyberKick’s cash-generating unit as of June 30, 2023, and thereafter, for the entire cash-generating unit.

The recoverable amount of the customer relations was assessed by management based on its value-in-use. The value-in-use calculation use after-tax cash flow projections covering a three-year forecasted period. The key assumptions used are probability of customer resuming purchases during next year of 50% and after-tax discount rate of 22%. As a result, the Company recorded an impairment loss of $2,190 thousand within selling and marketing expenses. A hypothetical decrease of 10% in the probability of customer resuming purchases during next year or an increase of 5% in the after-tax discount rate would reduce the value-in-use by $39 thousand and $31 thousand, respectively, and could trigger a potential impairment.

The recoverable amount of the technology was assessed by management based on its value-in-use. The value-in-use calculation use after-tax cash flow projections covering a three-year forecasted. The key assumption used is after-tax discount rate of 22%. As a result, the Company recorded an impairment loss of $305 thousand within cost of revenue expenses. A hypothetical increase of 5% in the after-tax discount rate would reduce the value-in-use by $8 thousand and could trigger a potential impairment.

Following the above impairments, the recoverable amount of the entire cash-generating unit was assessed by management based on its fair value less costs of disposal (level 3 measurement). As a result, the Company recorded goodwill impairment loss of $6,311 thousand. As of June 30, 2023, the entire amount of goodwill related to the CyberKick cash-generating unit was impaired.

NetNut

During the six months ended June 30, 2023, no adjustment to the carrying value of goodwill was necessary.

Six months ended June 30, 2022

CyberKick

During the six months ended June 30, 2022, no adjustment to the carrying value of goodwill was necessary.

NetNut

During the six months ended June 30, 2022, no adjustment to the carrying value of goodwill was necessary.

NetNut Networks LLC (“NetNut Networks”)

During the six months ended June 30, 2022, the Company identified triggering events for potential impairment in its NetNut Networks cash-generating unit. As a result, a goodwill impairment loss of $569 thousand was recognized. For further information, see Note 8 to the Company’s annual financial statements for the year ended December 31, 2022.